SEGMENT REPORTING - Net losses (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
SEGMENT REPORTING
Revenue			$ 32		$ 20	$ 55	$ 697	$ 82
Cost of revenue			28		4	29	272	32
Gross profit			4		16	26	425	50
Other operating income			279		34	530	951	1,017
Operating expenses
Research and development	$ 703		2,426		1,616	3,923	7,017	5,111
General and administrative	778		2,360		2,442	4,369	7,371	6,342
Gain on foreign currency transactions	(82)		(131)		(36)	(226)	(177)	78
Total operating expenses	1,399		4,655		4,022	8,066	14,211	11,531
Loss from operations	1,399		4,372		3,972	7,510	12,835	10,464
Total non-operating (expense) / income	(1,857)		1,973		(18,653)	2,952	2,302	135
Loss before income taxes	(3,256)		(2,399)		(22,625)	(4,558)	(10,533)	(10,329)
Income tax refund	(1)		(1)		(1)	24	24	(1)
Net loss	(3,257)	$ (19,369)	(2,400)	$ (2,134)	(22,626)	(4,534)	(10,509)	(10,330)
Semiconductor materials segment
SEGMENT REPORTING
Revenue			32		20	55	697	82
Cost of revenue			28		4	29	272	32
Gross profit			4		16	26	425	50
Other operating income			279		34	530	951	1,017
Operating expenses
Research and development	703		2,426		1,616	3,923	7,017	5,111
General and administrative	778		2,360		2,442	4,369	7,371	6,342
Gain on foreign currency transactions	(82)		(131)		(36)	(226)	(177)	78
Total operating expenses	1,399		4,655		4,022	8,066	14,211	11,531
Loss from operations	(1,399)		(4,372)		(3,972)	(7,510)	(12,835)	(10,464)
Total non-operating (expense) / income	(1,857)		1,973		(18,653)	2,952	2,302	135
Loss before income taxes	(3,256)		(2,399)		(22,625)	(4,558)	(10,533)	(10,329)
Income tax refund	(1)		(1)		(1)	24	24	(1)
Net loss	$ (3,257)		$ (2,400)		$ (22,626)	$ (4,534)	$ (10,509)	$ (10,330)